Note 19 - Trade and Other Receivables - Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade receivables	$ 4,959	$ 3,112	$ 6,193	$ 5,899
Trade receivable, 0-90 days [Member]
Statement Line Items [Line Items]
Trade receivables	4,918	3,055	6,093	5,765
Trade Receivables, Greater than 90 Days [Member]
Statement Line Items [Line Items]
Trade receivables	$ 41	$ 57	$ 100	$ 134